Collaborative Agreements (Details Textual) (USD $)				9 Months Ended		0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 Contract Research Organization [Member]	Sep. 30, 2014 Stanford Agreement [Member]	Jul. 14, 2014 Mount Sinai Agreement [Member]
Collaborative Agreements [Line Items]
License Initiation Fee					$ 60,000	$ 25,000
Annual License Maintenance Fee					10,000	10,000
Milestone Payments Upon Achievement Of Certain Product					3,700,000	3,500,000
Commitment To Pay Fees				715,159
Accounts Payable and Accrued Liabilities, Current, Total	$ 977,872	$ 156,637	$ 192,342	$ 357,579